Shareholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Tier 1 Capital
Common shareholders' equity	$ 31,372	$ 27,589
Qualifying preferred stock	2,606	1,930
Qualifying trust preferred securities	2,675	3,949
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	687	692
Less Intangible assets
Goodwill (net of deferred tax liability)	(8,239)	(8,337)
Other disallowed intangible assets	(905)	(1,097)
Other (a)	977	1,221
Total Tier 1 Capital	29,173	25,947
Tier 2 Capital
Eligible portion of allowance for credit losses	3,412	3,125
Eligible subordinated debt	3,469	3,943
Other	13	18
Total Tier 2 Capital	6,894	7,086
Total Risk Based Capital	36,067	33,033
Risk-Weighted Assets	$ 271,333	$ 247,619